Warrants for ordinary shares - Schedule of assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Volatility	68.50%	41.00%
Risk-free interest rate	3.01%	1.20%
Expected dividends	0.00%	0.00%
Expected life (in years)	4 years 1 month 13 days	4 years 7 months 6 days